Financial Risk and Insurance Management - Additional Information (Detail) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Disclosure Of Financial Risk Management [Line Items]
Credit term	180 days
Insurance risk [member] | Bottom of range [member]
Disclosure Of Financial Risk Management [Line Items]
Fluctuations in variables (%)	5.00%	5.00%
Insurance risk [member] | Top of range [member]
Disclosure Of Financial Risk Management [Line Items]
Fluctuations in variables (%)	10.00%	10.00%
Interest rate risk [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of interest rate risk	80.00%
Liquidity risk [member]
Disclosure Of Financial Risk Management [Line Items]
Revolving credit lines	S/ 646,432
Drawn of revolving credit facility	490,794		S/ 496,152
Availability of revolving credit facility	155,637		S/ 59,967
Liquidity risk [member] | PERU | Scotia bank [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	100,000
Liquidity risk [member] | PERU | Banbif [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	17,710
Liquidity risk [member] | PERU | BBVA [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	37,014
Liquidity risk [member] | PERU | BCP [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	42,504
Liquidity risk [member] | PERU | Interbank [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	14,168
Liquidity risk [member] | PERU | Citibank [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	90,321
Liquidity risk [member] | PERU | Pichincha [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	28,336
Liquidity risk [member] | PERU | Santander [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	88,550
Liquidity risk [member] | PERU | GNB [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	9,500
Liquidity risk [member] | COLOMBIA | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	165,520
Liquidity risk [member] | MEXICO | Floating interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	52,808
Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Net foreign exchange loss	S/ 105,516	S/ 46,579